Summary of Significant Accounting Policies and Critical Accounting Estimates (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012 Senior unsecured notes	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Consumable Products Minimum	Dec. 31, 2013 Consumable Products Maximum	Dec. 31, 2013 Related Products Minimum	Dec. 31, 2013 Related Products Maximum	Dec. 31, 2013 Instrumentation Minimum	Dec. 31, 2013 Instrumentation Maximum	Dec. 31, 2013 Instrumentation Minimum	Dec. 31, 2013 Instrumentation Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue							83.00%	87.00%	1.00%	3.00%	10.00%	15.00%
Estimated useful life of assets					1 year	40 years							3 years	5 years
Estimated useful lives of underlying patents					1 year 0 months 0 days	20 years 0 months 0 days
Face amount of debt instrument				$ 400,000,000
Significant Accounting Policies [Abstract]
Foreign currency transaction net gain (loss), realized	5,600,000	(7,200,000)	12,400,000
Consigned inventory (amount less than)	3,000,000
Standard product warranty term	1 year 0 months 0 days
Shipping and handling costs	23,300,000	23,400,000	24,000,000
Advertising costs	7,600,000	6,600,000	6,300,000
Cash equivalents term (less than)	90 days
Allowance for Doubtful Accounts Receivable, Charge-offs	1,500,000	200,000	600,000
Provisions for doubtful accounts	6,900,000	1,000,000	2,100,000
Intangible asset impairments	19,696,000	1,968,000	40,300,000
Impairment of a cost method investment	3,400,000	3,400,000
Asset impairment charges	$ 16,200,000	$ 11,600,000	$ 1,800,000